Document And Entity Information	12 Months Ended
Sep. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	Universe Pharmaceuticals INC
Trading Symbol	UPC
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	21,750,000
Amendment Flag	false
Entity Central Index Key	0001809616
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40231
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	265 Jingjiu Avenue,
Entity Address, Address Line Two	Jinggangshan Economic and Technological Development Zone
Entity Address, City or Town	Ji’an, Jiangxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	343100
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	YCM CPA, Inc.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	265 Jingjiu Avenue
Entity Address, Address Line Two	Jinggangshan Economic and Technological Development Zone
Entity Address, City or Town	Ji’an, Jiangxi Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Contact Personnel Name	Gang Lai
Contact Personnel Email Address	gang.lai@universe-pharmacy.com
City Area Code	+86
Local Phone Number	0796-8403309